Income taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Effective tax rate	15.50%	12.20%	15.50%	13.30%
Recognition of recoveries due to Ukraine conflict			$ 4	$ 146
Income tax benefit from reversal of Pillar 2 provision				$ 41